Shareholder Report, Average Annual Return (Details) B030932_Direxion Daily QCOM Bull 2X ETF_TF_TSR Annual {TF}	4 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily QCOM Bull 2X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily QCOM Bull 2X ETF NAV
Average Annual Return, Percent	25.86%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	12.72%
QUALCOMM Incorporated [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		QUALCOMM Incorporated
Average Annual Return, Percent	16.18%